Commitments and Contingencies - Schedule Showing the Future Minimum Lease Payments (Details) (10-K) - USD ($)	Feb. 28, 2021	May 31, 2020
2020	$ 411,278
2021	391,832
2022	373,870
2023	330,017
2024	110,000
Total minimum non-cancelable operating lease payments	1,718,851
Less: Amount representing interest	(405,258)
Present Value of minimum lease payments	$ 1,313,593
Operating Lease Liabilities [Member]
2020		$ 174,728
2021		141,278
2022		145,832
2023		127,900
2024		84,017
Total minimum non-cancelable operating lease payments		673,755
Less: Amount representing interest		(184,977)
Present Value of minimum lease payments		$ 488,778